Chapman and Cutler LLP 1801 K Street NW, Suite 700 Washington, DC 20006

VIA EDGAR

September 23, 2024

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Volatility Shares Trust
(Registration Nos. 333-263619; 811-23785)

Ladies and Gentlemen:

On behalf of Volatility Shares Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 29 and under the Investment Company Act of 1940, as amended, Amendment No. 31 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Volatility Premium Plus ETF (formerly -1x Short VIX Mid Term Futures Strategy ETF, a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484 or Barry I Pershkow at (202) 478-6495.

Very truly yours, Chapman and Cutler LLP /s/ Barry Pershkow Barry Pershkow